UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21400
Eaton Vance Tax-Advantaged Dividend Income Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	August 31
Date of Reporting Period	May 31, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Dividend Income Fund                                                                     as of May 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.9%

Security	Shares	Value
Aerospace & Defense — 0.7%
Raytheon Company	300,000	$11,748,000
		$11,748,000
Apparel — 0.9%
VF Corp.	275,000	15,518,250
		$15,518,250
Building Materials — 1.0%
Stanley Works (The)	400,000	17,844,000
		$17,844,000
Chemicals — 2.1%
Dow Chemical Co. (The)	400,000	18,116,000
Lyondell Chemical Co.	730,000	17,330,200
		$35,446,200
Coal — 1.1%
Fording Canadian Coal Trust (1)	85,000	7,636,400
Peabody Energy Corp.	250,000	11,935,000
		$19,571,400
Commercial Banks — 14.0%
Associated Banc-Corp.	300,000	10,026,000
Bank of America Corp.	1,050,000	48,636,000
Bank of Hawaii Corp.	150,000	7,309,500
Bank of Nova Scotia (1)	400,000	12,712,000
BNP Paribas SA (1)	325,000	21,922,622
Canadian Imperial Bank of Commerce (1)	200,000	11,575,968
Comerica, Inc.	150,000	8,382,000
HBOS PLC (1)	1,100,000	16,048,009
North Fork Bancorporation, Inc.	52,500	1,431,150
Societe Generale (1)	180,000	17,747,138
SunTrust Banks, Inc.	205,926	15,158,213
Wachovia Corp.	900,000	45,675,000
Washington Mutual, Inc.	125,000	5,162,500
Wells Fargo & Co.	300,000	18,123,000
		$239,909,100
Commercial Services & Supplies — 0.9%
Donnelley (R.R.) & Sons Co.	450,000	14,962,500
		$14,962,500
Distributors — 0.8%
Genuine Parts Co.	300,000	12,888,000
		$12,888,000

Diversified Telecommunication Services — 14.1%
Alltel Corp.	50,000	$2,908,500
BellSouth Corp.	550,000	14,718,000
BT Group PLC (1)	6,250,000	24,327,318
Commonwealth Telephone Enterprises, Inc.	170,000	8,882,500
SBC Communications, Inc.	1,500,000	35,070,000
Sprint Corp.	900,000	21,321,000
TDC A/S (1)	250,000	11,059,116
Telecom Corporation of New Zealand, Ltd. (1)	3,700,000	15,665,027
Telecom Italia SPA (1)	12,000,000	31,859,884
Telefonos de Mexico SA ADR (1)	1,700,000	31,722,000
Verizon Communications, Inc.	1,200,000	42,456,000
		$239,989,345
Electrical / Electronic Manufacturer — 3.0%
Cooper Industries Ltd., Class A (1)	225,000	15,511,500
Emerson Electric Co.	150,000	9,970,500
Nokia Oyj ADR (1)	1,500,000	25,290,000
		$50,772,000
Financial Services — 2.7%
Citigroup, Inc.	825,000	38,865,750
Credit Suisse Group (1)	185,000	7,421,262
		$46,287,012
Food Products — 0.5%
Unilever PLC (1)	875,000	8,563,393
		$8,563,393
Hotels, Restaurants & Leisure — 1.1%
Harrah's Entertainment, Inc.	250,000	17,952,500
		$17,952,500
Household Products — 0.8%
Kimberly-Clark Corp.	200,000	12,866,000
		$12,866,000
Industrial Conglomerates — 1.7%
General Electric Co.	500,000	18,240,000
Honeywell International, Inc.	300,000	10,869,000
		$29,109,000
Insurance — 0.9%
Allstate Corp. (The)	200,000	11,640,000
Mercury General Corp.	75,000	4,140,000
		$15,780,000
Machinery — 1.0%
Caterpillar, Inc.	175,000	16,469,250
		$16,469,250

Metals and Mining — 1.1%
Cia Vale do Rio Doce ADR (1)	487,500	$14,152,125
Worthington Industries, Inc.	300,000	5,028,000
		$19,180,125
Oil and Gas — 14.7%
BP PLC ADR (1)	800,000	48,160,000
Chevron Corp.	900,000	48,402,000
ConocoPhillips	360,000	38,822,400
ENI SPA (1)	1,875,000	48,182,934
ENI SPA ADR (1)	30,000	3,848,400
Marathon Oil Corp.	1,000,000	48,490,000
Neste Oil Oyj (1)(2)	300,000	6,723,214
Statoil ASA (1)	475,000	8,423,122
		$251,052,070
Paper and Forest Products — 0.1%
Weyerhaeuser Co.	38,000	2,437,700
		$2,437,700
Pharmaceuticals — 2.3%
Abbott Laboratories	400,000	19,296,000
GlaxoSmithKline PLC (1)	240,000	5,957,811
Merck & Co., Inc.	100,000	3,244,000
Pfizer, Inc.	400,000	11,160,000
		$39,657,811
REITS — 1.3%
CarrAmerica Realty Corp.	180,000	6,222,600
Home Properties, Inc.	83,000	3,419,600
Regency Centers Corp.	115,000	6,422,750
Simon Property Group, Inc.	90,000	6,184,800
		$22,249,750
Retail-General — 0.9%
May Department Stores Co. (The)	400,000	15,264,000
		$15,264,000
Retail-Specialty and Apparel — 1.1%
Limited, Inc. (The)	900,000	18,513,000
		$18,513,000
Tobacco — 3.5%
Altria Group, Inc.	900,000	60,426,000
		$60,426,000
Utilities-Electric — 9.2%
Ameren Corp.	132,000	7,204,560
CenterPoint Energy, Inc.	200,000	2,452,000
Endesa SA (1)	300,000	6,551,467

Enel SPA (1)	5,043,400	$45,520,422
National Grid Transco PLC (1)	4,500,000	44,089,374
Scottish Power PLC (1)	4,100,000	34,640,642
Southern Co. (The)	500,000	16,975,000
		$157,433,465
Utilities-Integrated — 15.7%
E.ON AG (1)	500,000	43,412,981
Edison International	1,500,000	55,125,000
Energy East Corp.	300,000	8,400,000
Entergy Corp.	50,000	3,591,500
Exelon Corp.	75,000	3,513,750
FirstEnergy Corp.	350,000	15,505,000
Fortum Oyj (1)	1,200,000	18,254,544
FPL Group, Inc.	500,000	20,325,000
Pepco Holdings, Inc.	1,000,000	22,540,000
RWE AG (1)	800,000	48,976,207
SCANA Corp.	200,000	8,426,000
Sempra Energy	500,000	19,835,000
		$267,904,982
Water Utilities — 3.7%
Severn Trent PLC (1)	1,500,000	27,686,072
United Utilities PLC (1)	2,000,000	24,712,247
Veolia Environnement (1)	300,000	11,403,574
		$63,801,893
Total Common Stocks (identified cost $1,383,954,210)		$1,723,596,746

Preferred Stocks — 39.1%

Security	Shares	Value
Commercial Banks — 13.9%
Abbey National Capital Trust I, 8.963% (1)(3)	20,000	$2,967,184
Abbey National PLC, 7.375% (1)	390,200	10,211,534
ABN AMRO Capital Funding Trust VII, 6.08% (1)	203,000	5,087,180
ABN AMRO North America Capital Funding Trust, 6.968% (1)(4)	1,250	1,384,766
ABN AMRO North America, Inc., 7.150% (1)(4)	303,700	7,810,800
Barclays Bank PLC, 6.86% (1)(3)(4)	35,000	4,219,334
Barclays Bank PLC, 8.55% (1)(3)(4)	141,000	17,516,134
BNP Paribas Capital Trust, 9.003% (1)(3)(4)	123,950	15,504,893
BSCH Finance Ltd., 8.625% (1)	35,000	902,300
CA Preferred Fund Trust II, 7.00% (1)(3)	50,000	5,248,015
CA Preferred Fund Trust, 7.00% (1)(3)	255,000	26,654,232
Cobank, ABC, 7.00% (4)	400,000	22,827,200
Den Norske Bank, 7.729% (1)(3)(4)	160,000	19,279,040

First Republic Bank, 6.70%	576,700	$14,792,355
First Tennessee Bank, 3.90% (4)(5)	9,000	8,830,687
HSBC Capital Funding LP, 9.547% (1)(3)(4)	205,000	25,871,328
HSBC USA, Inc., Series F, 3.87% (5)	100,000	2,478,000
Lloyds TSB Bank PLC, 6.90% (1)(3)	110,000	11,403,227
Royal Bank of Scotland Group PLC, 8.10% (1)	31,000	832,350
Royal Bank of Scotland Group PLC, 8.50% (1)	3,500	91,630
Royal Bank of Scotland Group PLC, 9.118% (1)(3)	256,250	31,058,551
Standard Chartered PLC, 8.90% (1)(3)	18,000	2,009,142
		$236,979,882
Diversified Financial Services — 3.2%
BBVA Preferred Capital Ltd., 7.75% (1)	252,300	6,640,536
Goldman Sachs Group, Inc., Series A, 3.911% (5)	140,000	3,472,000
Prudential PLC, 6.50% (1)(3)	265,000	26,725,780
UBS Preferred Funding Trust I, 8.622% (1)(3)	150,000	18,049,605
		$54,887,921
Food Products — 1.6%
Dairy Farmers of America, 7.875% (4)	220,000	22,859,760
Ocean Spray Cranberries, Inc., 6.25% (4)	47,500	4,105,781
		$26,965,541
Insurance — 7.1%
Ace Ltd., 7.80% (1)	855,275	22,698,998
AXA, 7.10% (1)(3)	200,000	20,927,600
ING Capital Funding Trust III, 8.439% (1)(3)	105,750	12,895,789
ING Groep NV, 7.05% (1)	313,600	8,184,960
ING Groep NV, 7.20% (1)	473,155	12,420,319
PartnerRe Ltd., 6.50% (1)	200,000	4,974,000
PartnerRe Ltd., 6.75% (1)	98,200	2,469,730
RenaissanceRe Holdings Ltd., 6.08% (1)	215,600	5,090,316
XL Capital Ltd., 7.625% (1)	356,140	9,491,131
XL Capital Ltd., Series A, 8.00% (1)	142,765	3,921,755
Zurich Regcaps Fund Trust I, 6.58% (1)(4)	6,000	6,356,250
Zurich Regcaps Fund Trust VI, 3.98% (1)(4)(5)	12,500	12,195,312
		$121,626,160
REITS — 10.8%
AMB Property Corp., 6.75%	426,000	10,820,400
Colonial Properties Trust, 8.125%	577,000	14,805,820
Developers Diversified Realty Corp., 7.35%	160,000	4,080,000
Developers Diversified Realty Corp., 8.00%	250,000	6,452,500
Federal Realty Investment, 8.50%	50,000	1,322,000
Health Care REIT, Inc., 7.875%	170,100	4,354,560
Prologis Trust, 6.75%	1,500,000	38,325,000
PS Business Parks, Inc., 7.00%	400,000	9,880,000
PS Business Parks, Inc., 7.95%	400,000	10,480,000

Public Storage, Inc., 6.85%	1,600,000	$40,550,080
Regency Centers Corp., 7.45%	45,000	1,154,250
Shurgard Storage Centers, 8.75%	20,000	510,800
Vornado Realty Trust, 7.00%	1,600,000	41,550,080
		$184,285,490
U.S. Government Agency Debentures — 0.7%
Federal National Mortgage Association, Series O, 7.00%	230,000	12,915,949
		$12,915,949
Utilities-Electric — 0.3%
Interstate Power & Light Co., 7.10%	181,400	5,046,548
		$5,046,548
Utilities-Gas — 1.5%
Southern Union Co., 7.55%	965,000	26,006,750
		$26,006,750
Total Preferred Stocks (identified cost $658,529,259)		$668,714,241
Total Investments — 140.0% (identified cost $2,042,483,469)		$2,392,310,987
Other Assets, Less Liabilities — 1.0%		$16,298,872
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (41.0)%		$(700,305,036)
Net Assets Applicable to Common Shares — 100.0%		$1,708,304,823

ADR	—	American Depository Receipt
(1)		Foreign security.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of the securities is $168,761,285 or 9.9% of the Fund’s net assets.

(5)		Variable rate security.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.66%	$1,331,460,494
United Kingdom	15.34%	367,091,060
Italy	5.41%	129,411,640
France	4.99%	119,408,073
Germany	3.86%	92,389,188
Finland	2.10%	50,267,758
Netherlands	2.00%	47,783,813
Switzerland	1.84%	44,022,430
Cayman Islands	1.83%	43,654,720
Canada	1.33%	31,924,368
Mexico	1.33%	31,722,000
Bermuda	1.17%	28,045,546
Norway	1.16%	27,702,162
New Zealand	0.66%	15,665,027
Brazil	0.59%	14,152,125
Denmark	0.46%	11,059,116
Spain	0.27%	6,551,467
Total	100.00%	$2,392,310,987

The Fund did not have any open financial instruments at May 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned by the Fund at May 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,042,483,469
Gross unrealized appreciation	$358,862,225
Gross unrealized depreciation	(9,034,707)
Net unrealized appreciation	$349,827,518

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	July 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr
President and Principal Executive Officer
Date:	July 25, 2005
By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer
Date:	July 25, 2005